General Information	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information About Reporting Entity [Abstract]
General Information	General Information
Insighta Holdings Limited (the "Company") is a private limited company incorporated in the Cayman Islands on March 17, 2023.
The address of the registered office and principal place of business of the Company is P.O. Box 31119 Grand Pavilion, Hibiscus Way, 802 West Bay Road, Grand Cayman, KY1-1205 Cayman Islands.
The principal activities of the Company are investment holding, and together with its subsidiaries (the "Group") are engaged in biotechnology research, sale of related test kits and provision of diagnostics services as disclosed in note 21.
The consolidated financial statements are presented in Hong Kong dollars ("HK$"), which is also the functional currency of the Company.